REINSURANCE AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Insurance [Abstract]
REINSURANCE AGREEMENTS
REINSURANCE AGREEMENTS
Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

9)	REINSURANCE AGREEMENTS

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Year ended December 31,
	2017	2016	2015
	(in millions)
Direct premiums	$1,038	$998	$982
Reinsurance assumed	225	231	234
Reinsurance ceded	(139)	(146)	(146)

Net Premiums	$1,124	$1,083	$1,070

Policy charges and fee income ceded	$381	$393	$378

Policyholders’ benefits ceded	$657	$871	$695

Interest credited to policyholders’ account balances ceded	$46	$51	$62

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

At December 31, 2017 and 2016, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% and 3.6%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% and 11.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8 “Insurance Liabilities.”

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $1,894 million and $1,735 million, respectively. The increases (decreases) in estimated fair value were $159 million, $(93) million and $(322) million for 2017, 2016 and 2015, respectively.

At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $5,023 million and $5,220 million, respectively. Additionally, $2,962 million and $3,096 million of the amounts due from reinsurers relates to two reinsurers, Zurich Insurance Company, Ltd. (AA- rating by S&P) and Protective Life Insurance Company (AA- rating by S&P). A contingent liability exists with respect to reinsurance, should the reinsurers be unable to meet their obligations the Company continues to have the direct obligation.

At December 31, 2017 and 2016, amounts due to reinsurers were $1,436 million and $1,509 million, respectively. Included in this balance were policy loans ceded to RGA Reinsurance Company of $1,212 million and $1,289 million, respectively and policy loans ceded to Protective Life of $128 million and $130 million, respectively.

The Company cedes substantially all of its group health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company also has a run-off portfolio of assumed reinsurance liabilities at ACS Life. The Company assumes accident, life, health, annuity (including products covering GMDB and GMIB benefits), aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $1,111 million and $1,165 million (including assumed GMIB reserves that have an estimated net fair value of $194 million and $258 million) at December 31, 2017 and 2016, respectively.

For affiliated reinsurance agreements, see “Related Party Transactions” in Note 11.